Stock-Based Compensation (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of stock option activity and related information
Options Outstanding, Beginning Balance	13.0
Weighted Average Exercise Price, Beginning Balance	$ 16.73
Options, Granted	1.3
Weighted Average Exercise Price, Granted	$ 21.20
Options, Exercised	(1.2)
Weighted Average Exercise Price, Exercised	$ 6.11
Aggregate Intrinsic Value, Exercised	$ 20	$ 2	$ 49
Options, Expired	(0.3)
Weighted Average Exercise Price, Expired	$ 40.89
Options, Forfeited	(0.1)
Weighted Average Exercise Price, Forfeited	$ 17.71
Options Outstanding, Ending Balance	12.7	13.0
Weighted Average Exercise Price, Ending Balance	$ 17.59	$ 16.73
Aggregate Intrinsic Value, Ending Balance	109
Options Exercisable at December 31, 2010	9.8
Weighted Average Exercise Price, Exercisable at December 31, 2010	$ 17.44
Aggregate Intrinsic Value, Exercisable at December 31, 2010	$ 86